FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4084


                       Hawaiian Tax-Free Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: March 31, 2006

                  Date of reporting period: June 30, 2006


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)


                             Hawaiian Tax-Free Trust
                             Schedule of Investments
                                  June 30, 2006
                                   (unaudited)

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                                                                                      Moody's/S&P
   Principal      Security                                                              Ratings
     Amount       Description                                                         (unaudited)              Value   (a)
Municipal Bonds (100.3%):
Hawaii (96.7%):
Hawaii General Obligation Bonds (62.8%)

                 City and County of Honolulu, Hawaii , Series A, FGIC Insured
  $9,970,000    7.350%, 07/01/07****                                                       Aaa/AAA        $    10,308,382
   3,600,000    7.350%, 07/01/08                                                           Aaa/AAA             3,837,960
   1,715,000    6.000%, 01/01/11                                                           Aaa/AAA             1,856,042
       5,000    5.750%, 04/01/11                                                           Aaa/AAA                 5,374
   1,580,000    6.000%, 01/01/12                                                           Aaa/AAA             1,731,822
   3,025,000    5.750%, 04/01/13****                                                       Aaa/AAA             3,315,975

                City and County of Honolulu, Hawaii , Series A, FGIC Insured,
                Prerefunded 09/01/06 @102
     440,000    5.625%, 09/01/14                                                          Aaa/AAA               450,023

                City and County of Honolulu, Hawaii
                , Series A, FSA Insured
   2,500,000     5.000%, 09/01/09                                                          Aaa/AAA             2,582,975

                City and County of Honolulu, Hawaii
                , Series A, FSA Insured,
                Prerefunded 09/01/11 @100
   3,500,000    5.375%, 09/01/18                                                           Aaa/AAA             3,730,300
   2,000,000    5.125%, 09/01/20                                                           Aaa/AAA             2,108,500

                City and County of Honolulu, Hawaii, Series A, MBIA Insured
   9,335,000    5.000%, 07/01/21                                                           Aaa/AAA             9,683,756
   5,000,000    5.000%, 07/01/22                                                           Aaa/AAA             5,175,600

                City and County of Honolulu, Hawaii, Series A, MBIA Insured,
                Prerefunded 03/01/13 @100
   1,885,000    5.250%, 03/01/15                                                           Aaa/AAA             2,014,537
   3,005,000    5.250%, 03/01/17                                                           Aaa/AAA             3,211,504
   1,255,000    5.250%, 03/01/18                                                           Aaa/AAA             1,341,244

                City and County of Honolulu, Hawaii, 1993 Series A, FGIC - TCRS
                Insured Escrowed to Maturity, Prerefunded
   4,110,000    6.000%, 01/01/11****                                                       #Aaa/AAA            4,453,267
     920,000    6.000%, 01/01/12                                                           #Aaa/AAA            1,010,776

                City and County of Honolulu, Hawaii
                1994 Series A,
                FGIC Insured, Escrowed to Maturity
   3,995,000    5.750%, 04/01/11****                                                        Aaa/NR             4,302,575
     775,000    5.750%, 04/01/13                                                           Aaa/AAA               851,461

                City and County of Honolulu, Hawaii
                Refunded - 1995 Series A,
                Escrowed to Maturity, MBIA Insured
   1,355,000    6.000%, 11/01/09                                                           #Aaa/AAA            1,443,143
     860,000    6.000%, 11/01/09                                                           Aaa/AAA               915,943
   1,090,000    6.000%, 11/01/10                                                           Aaa/AAA             1,179,663
     410,000    6.000%, 11/01/10                                                           #Aaa/AAA              443,727

                City and County of Honolulu, Hawaii, 2003- Series A, MBIA Insured,
                Unrefunded Portion
   1,115,000    5.250%, 03/01/15                                                           Aaa/AAA             1,191,623
   1,775,000    5.250%, 03/01/17                                                           Aaa/AAA             1,883,151
     745,000    5.250%, 03/01/18                                                           Aaa/AAA               788,180

                City and County of Honolulu, Hawaii, 2004- Series A, MBIA Insured,
                Prerefunded 07/01/14 @100
   4,655,000    5.000%, 07/01/16                                                           Aaa/AAA             4,931,321

                City and County of Honolulu, Hawaii, 2005-Series A, MBIA Insured
   7,650,000    5.000%, 07/01/18                                                           Aaa/AAA             8,004,960
   6,250,000    5.000%, 07/01/19                                                           Aaa/AAA             6,521,125

                City and County of Honolulu, Hawaii
                , Series B,
                FGIC Insured
   7,310,000    5.500%, 10/01/11                                                           Aaa/AAA             7,830,033

                City and County of Honolulu, Hawaii
                , Series B,
                Prerefunded 11/01/07 @101, FGIC Insured
     930,000    5.000%, 11/01/13                                                           Aaa/AAA               954,124
   1,060,000    5.000%, 11/01/14                                                           Aaa/AAA             1,087,496
     530,000    5.000%, 11/01/16                                                           Aaa/AAA               543,748
   1,400,000    5.000%, 11/01/17                                                           Aaa/AAA             1,436,316

                City and County of Honolulu, Hawaii
                , Series B,
                Prerefunded 07/01/09 @101, FGIC Insured
   2,595,000    5.125%, 07/01/15                                                           Aaa/AAA             2,707,649
   4,490,000    5.000%, 07/01/19                                                           Aaa/AAA             4,669,241
   1,395,000    5.000%, 07/01/20                                                           Aaa/AAA             1,450,688

                City and County of Honolulu, Hawaii
                , Series C,
                FGIC Insured
   7,750,000    5.125%, 07/01/14                                                           Aaa/AAA             8,059,690
   2,510,000    5.000%, 07/01/18                                                           Aaa/AAA             2,596,545

                City and County of Honolulu, Hawaii, Series C, MBIA Insured
   6,740,000    5.000%, 07/01/18                                                           Aaa/AAA             7,052,736
   6,945,000    5.000%, 07/01/19                                                           Aaa/AAA             7,246,274

                City and County of Honolulu, Hawaii,  Series D, MBIA Insured
   3,750,000    5.000%, 07/01/19                                                           Aaa/AAA             3,912,675
   6,080,000    5.000%, 07/01/21                                                           Aaa/AAA             6,307,149

                City and County of Honolulu, Hawaii, Series F, FGIC Insured
   5,335,000    5.250%, 07/01/20                                                           Aaa/AAA             5,656,380

                City and County of Honolulu, Hawaii , Water Utility
                Refunding and Improvement, Escrowed
                to Maturity, FGIC Insured
   1,125,000    6.000%, 12/01/12                                                           Aaa/AAA             1,250,269
   1,050,000    6.000%, 12/01/15                                                           Aaa/AAA             1,193,776

                County of Hawaii, Series A, CIFG Insured
   2,715,000    5.000%, 07/15/19                                                           Aaa/AAA             2,843,637
   2,850,000    5.000%, 07/15/20                                                           Aaa/AAA             2,973,291

                County of Hawaii
                , Series A, FGIC Insured
   1,700,000    5.450%, 05/01/07                                                           Aaa/AAA             1,721,777
   3,170,000    5.500%, 05/01/08                                                           Aaa/AAA             3,259,743
   2,500,000    5.550%, 05/01/09                                                           Aaa/AAA             2,611,025
   4,905,000    5.600%, 05/01/11****                                                       Aaa/AAA             5,250,067
   1,000,000    5.600%, 05/01/12                                                           Aaa/AAA             1,080,660
   1,000,000    5.600%, 05/01/13                                                           Aaa/AAA             1,088,390
   1,465,000    5.500%, 07/15/16                                                           Aaa/AAA             1,553,852

                County of Hawaii
                , Series A, FSA Insured
   1,000,000    5.400%, 05/15/15                                                           Aaa/AAA             1,046,610
   1,000,000    5.000%, 07/15/16                                                           Aaa/AAA             1,043,280
   2,000,000    5.000%, 07/15/17                                                           Aaa/AAA             2,081,620
   1,470,000    5.625%, 05/15/18                                                           Aaa/AAA             1,550,629
   1,000,000    5.000%, 07/15/18                                                           Aaa/AAA             1,037,750

                County of Kauai, Hawaii, MBIA Insured, Prerefunded 08/01/11 @100
     140,000    5.625%, 08/01/13                                                            NR/AAA               150,674
     560,000    5.625%, 08/01/14                                                            NR/AAA               602,694
     355,000    5.625%, 08/01/17                                                            NR/AAA               382,065
     345,000    5.625%, 08/01/18                                                            NR/AAA               371,303
     805,000    5.500%, 08/01/20                                                            NR/AAA               861,793

                County of Kauai, Hawaii, MBIA Insured, Unrefunded Portion
     985,000    5.625%, 08/01/13                                                            NR/AAA             1,054,955
   1,060,000    5.625%, 08/01/14                                                            NR/AAA             1,133,787
     680,000    5.625%, 08/01/17                                                            NR/AAA               724,452
     655,000    5.625%, 08/01/18                                                            NR/AAA               696,894
   1,555,000    5.500%, 08/01/20                                                            NR/AAA             1,639,141

                County of Kauai, Hawaii, Series A, FGIC Insured
   1,000,000    5.000%, 08/01/23                                                           Aaa/AAA             1,033,850
   1,500,000    5.000%, 08/01/25                                                           Aaa/AAA             1,545,150

                County of Kauai, Hawaii,
                Series A, FGIC Insured, Prerefunded
                 08/01/10 @100
   1,000,000    6.125%, 08/01/13                                                           Aaa/AAA             1,082,550
   1,010,000    6.250%, 08/01/14                                                           Aaa/AAA             1,098,082
   1,000,000    6.250%, 08/01/15                                                           Aaa/AAA             1,087,210
   1,000,000    6.250%, 08/01/16                                                           Aaa/AAA             1,087,210
   1,275,000    6.250%, 08/01/17                                                           Aaa/AAA             1,386,193

                County of Kauai, Hawaii
                , Series A,
                MBIA Insured, Refunding Bonds
   1,010,000    5.700%, 02/01/07                                                           Aaa/AAA             1,011,222

                County of Kauai, Hawaii, 2005-Series A, FGIC Insured
   1,560,000    5.000%, 08/01/16                                                           Aaa/AAA             1,643,647
   2,010,000    5.000%, 08/01/17                                                           Aaa/AAA             2,111,606
   2,060,000    5.000%, 08/01/18                                                           Aaa/AAA             2,156,264
   1,075,000    5.000%, 08/01/19                                                           Aaa/AAA             1,121,956

                County of Kauai, Hawaii
                Refunding Bonds, Series B & C,
                AMBAC Insured
   1,355,000    5.900%, 08/01/08                                                           Aaa/AAA             1,410,799
     435,000    5.900%, 08/01/08                                                           Aaa/AAA               452,913
   1,300,000    5.950%, 08/01/10                                                           Aaa/AAA             1,397,318

                County of Maui, Hawaii, MBIA Insured
   1,250,000    3.800%, 03/01/16                                                           Aaa/AAA             1,184,613
   4,000,000    5.000%, 03/01/17                                                           Aaa/AAA             4,194,400
   2,500,000    5.000%, 03/01/18                                                           Aaa/AAA             2,612,325
   1,105,000    5.000%, 03/01/19                                                           Aaa/AAA             1,151,410

                County of Maui, Hawaii
                , Series A, Prerefunded
                 09/01/07 @101, FGIC Insured
   1,130,000    5.250%, 09/01/13                                                           Aaa/AAA             1,160,239
   1,265,000    5.250%, 09/01/15                                                           Aaa/AAA             1,298,851
   1,335,000    5.250%, 09/01/16                                                           Aaa/AAA             1,370,725

                County of Maui, Hawaii
                , Series A,  FGIC Insured,
                Prerefunded 03/01/08 @101
   1,200,000    5.125%, 03/01/14                                                           Aaa/AAA             1,236,840
   1,050,000    5.125%, 03/01/16                                                           Aaa/AAA             1,082,235
   2,590,000    5.250%, 03/01/18                                                           Aaa/AAA             2,674,667

                County of Maui, Hawaii
                , 2001 - Series A, MBIA Insured
   1,000,000     5.500%, 03/01/18                                                           NR/AAA             1,053,070

                County of Maui, Hawaii
                , 2002 - Series A, MBIA Insured
   1,105,000    5.250%, 03/01/15                                                           Aaa/AAA             1,166,769
   1,205,000    5.250%, 03/01/16                                                           Aaa/AAA             1,271,106
   1,000,000    5.250%, 03/01/18                                                           Aaa/AAA             1,047,680
   1,750,000    5.250%, 03/01/19                                                           Aaa/AAA             1,829,870
   1,000,000    5.000%, 03/01/20                                                           Aaa/AAA             1,026,660

                County of Maui, Hawaii
                , Series B, FGIC Insured
   1,065,000     5.250%, 03/01/11                                                          Aaa/AAA             1,124,193

                County of Maui, Hawaii
                Refunding Bonds, Series B, MBIA Insured
   1,445,000    5.375%, 09/01/12                                                           Aaa/AAA             1,553,967

                County of Maui, Hawaii
                , Series C, FGIC Insured
   1,020,000    5.250%, 03/01/16                                                           Aaa/AAA             1,070,051
   1,250,000    5.250%, 03/01/20                                                           Aaa/AAA             1,305,413

                State of Hawaii
                , Series BW, FSA Insured
                Escrowed to maturity
   1,000,000    6.400%, 03/01/09                                                           Aaa/AAA             1,062,620

                State of Hawaii
                , Series BZ, FGIC Insured
   3,700,000    6.000%, 10/01/11                                                           Aaa/AAA             4,049,872
   3,500,000    6.000%, 10/01/12                                                           Aaa/AAA             3,876,600

                State of Hawaii
                , Series CA, FGIC Insured
   2,000,000    5.750%, 01/01/11                                                           Aaa/AAA             2,144,120

                State of Hawaii
                , Series CH
   1,000,000    4.750%, 11/01/11                                                           Aa2/AA-             1,035,560

                State of Hawaii
                , Series CH, FGIC Insured
   5,000,000    6.000%, 11/01/07                                                           Aaa/AAA             5,138,000
   3,390,000    6.000%, 11/01/08                                                           Aaa/AAA             3,553,093

                State of Hawaii
                , Series CL, FGIC Insured
   2,305,000    6.000%, 03/01/11                                                           Aaa/AAA             2,500,856

                State of Hawaii
                , Series CM, FGIC Insured
   3,000,000    6.500%, 12/01/15                                                           Aaa/AAA             3,526,200

                State of Hawaii
                , Series CN, FGIC Insured,
                Prerefunded 03/01/07 @102
   4,000,000    5.250%, 03/01/10                                                           Aaa/AAA             4,117,280
   4,000,000    5.250%, 03/01/13                                                           Aaa/AAA             4,117,280
   3,000,000    5.500%, 03/01/14                                                           Aaa/AAA             3,092,730
   7,950,000    5.250%, 03/01/15                                                           Aaa/AAA             8,183,094
   1,000,000    5.250%, 03/01/17                                                           Aaa/AAA             1,029,320

                State of Hawaii, Series CP, Prerefunded to 10/01/07 @101, FGIC
                Insured
   3,565,000    5.000%, 10/01/13                                                           Aaa/AAA             3,653,911
   1,565,000    5.000%, 10/01/14                                                           Aaa/AAA             1,604,031
   3,565,000    5.000%, 10/01/15                                                           Aaa/AAA             3,653,911
   5,135,000    5.000%, 10/01/17                                                           Aaa/AAA             5,263,067

                State of Hawaii, Series CP, Unrefunded, FGIC Insured
   1,435,000    5.000%, 10/01/13                                                           Aaa/AAA             1,467,991
     630,000    5.000%, 10/01/14                                                           Aaa/AAA               644,484
   1,435,000    5.000%, 10/01/15                                                           Aaa/AAA             1,467,818
   2,060,000    5.000%, 10/01/17                                                           Aaa/AAA             2,106,103

                State of Hawaii
                , Series CR, MBIA Insured,
                Prerefunded 04/01/08 @101
   1,000,000    5.250%, 04/01/13                                                           Aaa/AAA             1,033,790
   5,000,000    5.000%, 04/01/16                                                           Aaa/AAA             5,148,150
   9,600,000    5.000%, 04/01/17****                                                       Aaa/AAA             9,884,448

                State of Hawaii
                , Series CS, MBIA Insured
   5,500,000    5.000%, 04/01/09                                                           Aaa/AAA             5,659,555

                State of Hawaii
                , Series CU, Prerefunded
                10/01/10 @100, MBIA Insured
   3,000,000    5.600%, 10/01/19                                                           Aaa/AAA             3,195,960

                State of Hawaii
                , Series CV, FGIC Insured
  11,000,000    5.000%, 08/01/20****                                                       Aaa/AAA            11,316,800
   5,000,000    5.250%, 08/01/21                                                           Aaa/AAA             5,237,350
   1,015,000    5.000%, 08/01/21                                                           Aaa/AAA             1,040,517

                State of Hawaii
                , Series CX, FSA Insured
   8,725,000    5.500%, 02/01/13****                                                       Aaa/AAA             9,358,871
     500,000    5.000%, 02/01/19                                                           Aaa/AAA               514,410
   2,500,000    5.500%, 02/01/21                                                           Aaa/AAA             2,658,550

                State of Hawaii, Series CZ, Unrefunded, FSA Insured
   5,305,000    5.250%, 07/01/16                                                            NR/AAA             5,602,823

                State of Hawaii
                , Series CZ, FSA Insured
  14,000,000    5.250%, 07/01/18                                                           Aaa/AAA            14,717,920

                State of Hawaii
                , Series CZ, FSA Insured
                Prerefunded to 07/01/12 @ 100
   3,000,000    5.250%, 07/01/17                                                           Aaa/AAA             3,201,150

                State of Hawaii, Series DD, Prerefunded to 05/01/14 @100, MBIA
                Insured
   2,530,000    5.000%, 05/01/18                                                           Aaa/AAA             2,677,398

                State of Hawaii, Series DD, Unrefunded, MBIA Insured
   1,470,000    5.000%, 05/01/18                                                           Aaa/AAA             1,530,696

                State of Hawaii, Series DE, MBIA Insured
  10,000,000    5.000%, 10/01/21                                                           Aaa/AAA            10,347,200

                Hawaii State Series DF, AMBAC Insured
   3,500,000    5.000%, 07/01/18                                                           Aaa/AAA             3,662,400
  10,000,000    5.000%, 07/01/22                                                           Aaa/AAA            10,351,200
   3,500,000    5.000%, 07/01/23                                                           Aaa/AAA             3,617,705
  10,000,000    5.000%, 07/01/24                                                           Aaa/AAA            10,321,400

                 Hawaii State Series DG, AMBAC Insured Refunding
   2,000,000    5.000%, 07/01/17                                                           Aaa/AAA             2,098,860

                 Hawaii State Series DI, FSA Insured
   5,000,000    5.000%, 03/01/20                                                           Aaa/AAA             5,225,600
   2,750,000    5.000%, 03/01/21                                                           Aaa/AAA             2,858,735
   5,000,000    5.000%, 03/01/22                                                           Aaa/AAA             5,185,750

                                                                                                         ----------------
                                                                                                             443,766,020
                                                                                                         ----------------
 Hawaii Revenue Bonds (33.9%)

                Board of Regents, University of
                Hawaii, University System
                , Series A, FGIC Insured
   2,000,000    5.500%, 07/15/19                                                           Aaa/AAA             2,139,300
   2,000,000    5.500%, 07/15/21                                                           Aaa/AAA             2,136,020
   2,000,000    5.500%, 07/15/22                                                           Aaa/AAA             2,133,820
   3,000,000    5.500%, 07/15/29                                                           Aaa/AAA             3,182,730

                Board of Regents, University of
                Hawaii, University System
                , Series B, FSA Insured
   1,110,000    5.250%, 10/01/12                                                           Aaa/AAA             1,171,672
   1,000,000    5.250%, 10/01/13                                                           Aaa/AAA             1,054,600
   1,140,000    5.250%, 10/01/14                                                           Aaa/AAA             1,198,949
   1,395,000    5.250%, 10/01/15                                                           Aaa/AAA             1,465,796

                City and County of Honolulu, Hawaii
                Board of Water Supply & System
                , FSA Insured
     620,000    5.500%, 07/01/15                                                           Aaa/AAA               657,057
   3,000,000    5.125%, 07/01/21                                                           Aaa/AAA             3,123,660
   5,450,000    5.250%, 07/01/23                                                           Aaa/AAA             5,767,789

                City and County of Honolulu, Hawaii
                Board of Water Supply & System
                , Series A, FGIC Insured
   2,970,000    4.750%, 07/01/18                                                           Aaa/AAA             3,045,379
   3,095,000    4.750%, 07/01/19                                                           Aaa/AAA             3,165,164
   3,265,000    4.750%, 07/01/20                                                           Aaa/AAA             3,328,014
   1,230,000    5.000%, 07/01/21                                                           Aaa/AAA             1,271,697

     City and County of Honolulu, Hawaii Board of Water Supply & System
                , Series A, MBIA Insured
  30,000,000    4.750%, 07/01/31***                                                        Aaa/AAA            29,355,300

                City and County of Honolulu, Hawaii
                Improvement District No. 261 (Halawa
                Business Park), Special Assessment Bonds
     290,000    6.900%, 10/15/06                                                           NR/NR(2)              292,520

                City and County of Honolulu, Hawaii
                 Wastewater Systems, FGIC Insured
   1,395,000     5.000%, 07/01/12                                                           Aaa/NR             1,447,480

                City and County of Honolulu, Hawaii Wastewater Systems, Series A,
                FGIC Insured
   1,000,000    5.000%, 07/01/17                                                           Aaa/AAA             1,050,190
   2,825,000    5.000%, 07/01/22                                                           Aaa/AAA             2,924,214

                City and County of Honolulu, Hawaii
                Wastewater Systems,
                Junior Series, FGIC Insured
   2,400,000    5.250%, 07/01/16                                                           Aaa/AAA             2,505,648
   2,000,000    5.250%, 07/01/18                                                           Aaa/AAA             2,084,020
   5,055,000    5.000%, 07/01/23                                                           Aaa/AAA             5,201,999

                City and County of Honolulu, Hawaii
                Wastewater Systems,
                Senior Series, AMBAC Insured
   1,810,000    5.500%, 07/01/11                                                            Aaa/NR             1,933,297
   1,065,000    5.500%, 07/01/16                                                            Aaa/NR             1,126,695
   3,000,000    5.500%, 07/01/17                                                            Aaa/NR             3,169,650
   2,310,000    5.500%, 07/01/18                                                            Aaa/NR             2,436,380
   2,000,000    5.250%, 07/01/19                                                            Aaa/NR             2,095,400

                City & County of Honolulu, Hawaii Wastewater Systems Senior Series
                A, FGIC Insured
   2,000,000    5.000%, 07/01/24                                                           Aaa/AAA             2,064,280

                 Department of Budget and Finance of the State of Hawaii (Chaminade
                University, Honolulu), Radian Insured
   1,000,000    5.000%, 01/01/26                                                           NR/NR(4)            1,018,140

                 Department of Budget and Finance of the State of Hawaii (Mid
                Pacific Institute), Radian Insured
   2,000,000    4.625%, 01/01/31                                                            NR/AA              1,916,540
   1,210,000    4.625%, 01/01/36                                                            NR/AA              1,147,540

                Department of Budget and Finance
                of the State of Hawaii Special
                Purpose (Hawaiian
                Electric Company, Inc.), Series A,
                AMBAC Insured
   4,965,000    5.500%, 12/01/14                                                           Aaa/AAA             5,239,664

                Department of Budget and Finance of the State of Hawaii Special
                Purpose (Hawaiian
                Electric Company, Inc.), Series A,
                MBIA Insured
   4,125,000    4.950%, 04/01/12                                                           Aaa/AAA             4,317,390

                Department of Budget and Finance of the State of Hawaii Special
                Purpose  (Hawaiian Electric Company, Inc.) Refunding Series A-AMT,
                FGIC Insured
   5,000,000    4.800%, 01/01/25                                                           Aaa/AAA             4,897,950

                Department of Budget and Finance of
                the State of Hawaii Special Purpose
                 (Hawaiian Electric
                Company, Inc., and Subsidiaries
                Projects), Series A-AMT, MBIA Insured
   5,700,000    5.650%, 10/01/27****                                                       Aaa/AAA             6,046,389

                Department of Budget and Finance
                of the State of Hawaii Special
                Purpose (Hawaiian
                Electric Company, Inc., and
                Subsidiaries Projects), Series B-AMT,
                XL Capital Insured
   1,000,000    5.000%, 12/01/22                                                           Aaa/AAA             1,013,040

                Department of Budget and Finance
                of the State of Hawaii Special
                Purpose (Hawaiian
                Electric Company, Inc.), Series
                D-AMT, AMBAC Insured
   2,500,000    6.150%, 01/01/20                                                           Aaa/AAA             2,648,650

                Department of Budget and Finance of the State of Hawaii (North
                Hawaii Community Hospital) Special Purpose , VRDO1 Enhancement LOC
                - First Hawaiian Bank expiring 05/26/09
   1,575,000    4.010%, 05/01/19                                                          VMIG1/Aa3            1,575,000

                Department of Budget and Finance
                of the State of Hawaii Special
                Purpose (The
                Evangelical Lutheran Good Samaritan
                Society), AMBAC Insured
     250,000    4.700%, 11/01/06                                                           Aaa/AAA               250,677

                Department of Budget and Finance of
                the State of Hawaii Special Purpose
                (The Queen's Health
                System), Series A, Prerefunded
                07/01/06 @ 102
   8,625,000    6.000%, 07/01/20                                                            A1/A+              8,797,500

                Department of Budget and Finance
                of the State of Hawaii Special
                Purpose (The
                Queen's Health System), Series B,
                MBIA Insured
                Prerefunded to 07/01/08 @ 102
   8,000,000    5.250%, 07/01/23                                                           Aaa/AAA             8,371,440

                Department of Hawaiian Home Lands
                (State of Hawaii)
   1,310,000    4.150%, 07/01/08                                                            A3/NR              1,304,812
   1,525,000    4.350%, 07/01/10                                                            A3/NR              1,525,549
   1,245,000    4.450%, 07/01/11                                                            A3/NR              1,249,507

                Housing Finance and Development
                Corporation (State of Hawaii) Single
                Family Mortgage,
                Series A-AMT, FNMA Insured
   2,800,000    5.300%, 07/01/22                                                           Aaa/AAA             2,847,320
   4,340,000    5.750%, 07/01/30                                                           Aaa/AAA             4,360,528
   1,015,000    5.400%, 07/01/30                                                           Aaa/AAA             1,038,700

   Housing Finance and Development
   Corporation (State of Hawaii) Single
                Family Mortgage,
                Series B, FNMA Insured
   9,350,000    5.450%, 07/01/17                                                           Aaa/AAA             9,537,187
   6,800,000    5.300%, 07/01/28                                                           Aaa/AAA             6,951,640

                Housing Finance and Development
                Corporation (State of Hawaii) University
                 of Hawaii Faculty Housing Project,
                , AMBAC Insured
   2,125,000    5.650%, 10/01/16                                                           Aaa/AAA             2,145,209
   4,000,000    5.700%, 10/01/25                                                           Aaa/AAA             4,038,520

                State of Hawaii Airport System
                , AMT, FGIC Insured
   4,000,000    5.750%, 07/01/17                                                           Aaa/AAA             4,272,560
  11,000,000     5.625%, 07/01/18                                                           Aaa/AAA            11,642,730
   6,000,000    5.250%, 07/01/21                                                           Aaa/AAA             6,155,820

                State of Hawaii Airport System
                , AMT, Second Series,
                 Escrowed to Maturity, MBIA Insured
   6,455,000    6.900%, 07/01/12****                                                       Aaa/AAA             7,084,556

                State of Hawaii Airport System
                , Series B-AMT, FGIC Insured
   3,000,000    8.000%, 07/01/10                                                           Aaa/AAA             3,413,220

                State of Hawaii Harbor Capital
                Improvement, AMT,
                MBIA Insured
   3,850,000    5.750%, 07/01/17                                                           Aaa/AAA             3,982,093

                State of Hawaii Harbor Capital
                Improvement, Series
                B-AMT, AMBAC Insured
   3,000,000    5.500%, 07/01/19                                                           Aaa/AAA             3,151,080

                State of Hawaii Harbor System
                , Series A-AMT, FSA
                Insured
   2,000,000    5.750%, 07/01/17                                                           Aaa/AAA             2,119,040
   1,500,000    5.900%, 07/01/21                                                           Aaa/AAA             1,596,300
   3,345,000    5.000%, 01/01/31***                                                        Aaa/AAA             3,360,019

                State of Hawaii Harbor System Rev Series A-AMT
   2,415,000    4.750%, 01/01/11***                                                         A1/A+              2,461,803


                State of Hawaii Harbor System
                , Series B-AMT, FSA
                Insured
   2,000,000    5.000%, 01/01/11                                                           Aaa/AAA             2,066,440

                State of Hawaii Highway
                , FGIC Insured,
                Prerefunded 07/01/06 @102
   2,000,000    5.250%, 07/01/16                                                           Aaa/AAA             2,040,000

                State of Hawaii Highway, FSA Insured,
                  Prerefunded 07/01/11 @100
   2,720,000    5.500%, 07/01/19                                                           Aaa/AAA             2,878,195
   1,110,000    5.500%, 07/01/20                                                           Aaa/AAA             1,174,558

                State of Hawaii Highway
                Prerefunded 07/01/11 @100, FSA  Insured
   1,530,000    5.375%, 07/01/14                                                           Aaa/AAA             1,627,798
   2,000,000    5.375%, 07/01/20                                                           Aaa/AAA             2,127,840

                State of Hawaii Highway, Series A, FSA Insured
   1,000,000    5.000%, 07/01/20                                                           Aaa/AAA             1,039,610

                State of Hawaii Highway, Series B, FSA Insured
   2,000,000    5.000%, 07/01/16                                                           Aaa/AAA             2,106,480

                                                                                                         ------------------
                                                                                                             239,067,754
                                                                                                         ------------------
   Puerto Rico (6.9%):

                Puerto Rico Commonwealth
                Aqueduct and Sewer Authority
                Revenue Bonds, MBIA Insured
   2,500,000    5.000%, 07/01/15                                                           Aaa/AAA             2,553,425

                Puerto Rico Commonwealth Government Development Bank Senior Notes
                Series B
   6,280,000    5.000%, 12/01/06                                                           Baa3/BBB            6,302,420

                Puerto Rico Commonwealth Government Facilities Revenue Bonds,
                Series A, FSA Insured
   1,600,000    5.250%, 07/01/19                                                            NR/AAA             1,733,440

                Puerto Rico Commwealth Highway & Transportation Authority Series
                AA, MBIA Insured
   1,000,000    5.500%, 07/01/18                                                           Aaa/AAA             1,101,610

                Puerto Rico Commwealth Highway & Transportation Authority Rev
                Series G, FGIC Insured
   1,000,000    5.250%, 07/01/15                                                           Aaa/AAA             1,063,620

                Puerto Rico Commonwealth Highway
                 & Transportation Authority Revenue
                Bonds, Series J, Callable 07/01/14 @100,
                MBIA Insured
   5,745,000    5.000%, 07/01/17                                                           Aaa/AAA             6,022,254

                Puerto Rico Commonwealth Public
                Finance Corp. Revenue Bonds, Series
                 A, Prerefunded 08/01/11 @100,
                MBIA Insured
   5,000,000    5.500%, 08/01/17                                                           Aaa/AAA             5,364,600

                Puerto Rico Commonwealth Public
                Improvement General Obligation
                Bonds, MBIA Insured
   1,800,000    5.250%, 07/01/13                                                           Aaa/AAA             1,882,818

   Puerto Rico Commonwealth Public
   Improvement General Obligation Bonds,
                Series A, FGIC Insured
   2,000,000    5.500%, 07/01/16                                                           Aaa/AAA             2,194,880

                Puerto Rico Commonwealth Public Improvement General Obligation
                Bonds, Refunding Series A, MBIA Insured
   6,245,000    5.500%, 07/01/20                                                           Aaa/AAA             6,922,270

                Puerto Rico Commonwealth Public Improvement General Obligation
                Bonds, Refunding Series C
   5,000,000    5.000%, 07/01/18                                                           Baa3/BBB            5,070,650

                Puerto Rico Commonwealth Public
                Improvement General Obligation
                Bonds, Series CR, FSA Insured
   1,060,000    5.250%, 07/01/17                                                           Aaa/AAA             1,145,500

                Puerto Rico Electric Power Revenue Bonds XLCA Insured
   3,195,000    5.500%, 07/01/16                                                           Aaa/AAA             3,492,742

                Puerto Rico Municipal Finance Agency Public Improvement General
                Obligation Bonds, Series A, FSA Insured
   3,900,000    5.000%, 08/01/20                                                           Aaa/AAA             4,058,496

                                                                                                         ----------------
                                                                                                              48,908,725
                                                                                                         ----------------
                                                                                                         ----------------

                                                                                                         ----------------
      Total Investments (Cost $718,226,835)(3) - 103.6%                                                      731,742,499
      Other assets less liabilities - (3.6%)                                                                 (25,255,372)
                                                                                                         ----------------
      NET ASSETS - 100.0%                                                                                 $  706,487,127
                                                                                                          ===============


                                                              Percent of
      Portfolio Distribution By Quality Rating (unaudited)    Portfolio

      Aaa of Moody's or AAA of S&P                                97.1

      Aa of Moody's or AA of S&P                                  0.9

      AA of Moody's or S&P                                        1.8

      Not rated (2)                                               ----------
                                                                  0.2
                                                                 ----
                                                                100.0 %


(1)Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

(2)Any securities not rated (NR) have been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

(3)See footnote b to the financial statements.

(4) Rated AA by Fitch.

                                     PORTFOLIO ABBREVIATIONS:
        AMBAC               American Municipal Bond Assurance Corporation
        AMT                 Alternative Minimum Tax
        CIFG                CIFG Assurance Co.
        FGIC                Financial Guaranty Insurance Co.
        FNMA                Federal National Mortgage Association
        FSA                 Financial Securities Assurance
        LOC                 Letter of Credit
        MBIA                Municipal Bond Investors Assurance
        NR                  Not Rated
        TCRS                Transferable Custodial Receipts
        VRDO                Variable Rate Demand Obligation
        XLCA                XL Capital Assurance

                            See accompanying notes to
                             financial statements.

     *** Security traded on a "when-issued" basis.

     **** Security pledged as collateral for the Trust's when - issued commitments.

                             Hawaiian Tax-Free Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $718,226,835 amounted to $13,515,664, which consisted of aggregate gross unrealized appreciation of $18,101,142 and aggregate gross unrealized depreciation of $4,585,478.



Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).




                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 21, 2006


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	August 21, 2006